Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 4 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Accounts payable	$845,275	$987,012
Accrued payroll	-	266,453
Accrued interest payable - related parties	72,428	-
Accrued interest payable	-	3,014
Accounts payable and accrued liabilities	$917,703	$1,256,479